UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

CAN SLIM Select Growth Fund
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 88.9%
	Administrative Services: 1.6%
38,348	Kforce, Inc. *	$620,470
5,029	Portfolio Recovery Associates, Inc. *	378,181
		998,651
	Air Transportation: 0.9%
19,246	LAN Airlines SA - ADR	592,392

	Apparel Manufacturing: 1.3%
6,339	Columbia Sportswear Co.	382,242
11,427	Steven Madden Ltd. *	476,734
		858,976

	Asset Management: 2.0%
19,698	Brookfield Asset Management, Inc.	655,746
33,959	Triangle Capital Corp.	645,221
		1,300,967

	Beverage & Tobacco Products: 0.7%
8,217	Fomento Economico Mexicano S.A.B. de C.V. - ADR	459,495

	Broadcasting: 0.7%
7,483	Liberty Media Corp. *	468,136

	Chemical Manufacturing: 8.3%
7,386	Alexion Pharmaceuticals, Inc. *	594,942
22,762	BioMarin Pharmaceutical, Inc. *	612,981
6,508	Carbo Ceramics, Inc.	673,838
10,164	E.I. du Pont de Nemours & Co.	506,980
17,836	Endo Pharmaceuticals Holdings, Inc. *	636,923
4,876	Estee Lauder Companies, Inc.	393,493
7,748	Hospira, Inc. *	431,486
20,348	Kraton Performance Polymers, Inc. *	629,771
7,230	Perrigo Co.	457,876
14,023	Valeant Pharmaceuticals International, Inc.	396,711
		5,335,001
	Computer & Electronic Products: 14.1%
1,543	Apple, Inc. *	497,710
14,842	Applied Signal Technology, Inc.	562,363
27,669	ARM Holdings PLC - ADR	574,132
28,016	Aruba Networks, Inc. *	584,974
30,368	Cardtronics, Inc. *	537,513
22,070	EZchip Semiconductor Ltd. *	620,167
8,411	Illumina, Inc. *	532,753
17,980	IPG Photonics Corp. *	568,528
42,210	Ixia *	708,284
28,238	Logitech International SA -GDR *	523,815
3,560	Mettler-Toledo International, Inc. *	538,308
17,058	OmniVision Technologies, Inc. *	505,087
14,031	ResMed, Inc. *	486,034
15,883	Trimble Navigation Ltd. *	634,208
7,492	Varian Medical Systems, Inc. *	519,046
22,722	Volcano Corp. *	620,538
		9,013,460

	Credit Intermediation: 6.4%
11,608	Banco Macro SA - ADR	582,721
5,040	Banco Santander Chile - ADR	471,089
9,169	Bancolombia SA -ADR	567,653
9,148	Bank of the Ozarks, Inc.	396,566
4,069	Credicorp Ltd.	483,845
12,400	First Cash Financial Services, Inc. *	384,276
43,415	Grupo Financiero Galicia SA - ADR *	664,683
11,281	ICICI Bank Ltd. - ADR	571,270
		4,122,103
	Data Processing & Hosting Services: 2.7%
9,567	Akamai Technologies, Inc. *	450,127
9,666	HMS Holdings Corp. *	626,067
18,069	Juniper Networks, Inc. *	667,108
		1,743,302

	Electrical Equipment: 2.8%
13,842	Franklin Electric Co., Inc.	538,731
27,738	iRobot Corp. *	690,121
7,567	Rockwell Automation, Inc.	542,630
		1,771,482

	Fabricated Metal Products: 0.8%
7,250	Stanley Black & Decker, Inc.	484,808

	Information Services: 3.4%
6,426	Baidu, Inc. - ADR *	620,302
16,225	IAC/InteractiveCorp. *	465,658
8,153	MercadoLibre, Inc. *	543,397
7,817	Sina Corp. *	537,966
		2,167,323
	Insurance Carriers: 2.6%
13,857	AMERIGROUP Corp. *	608,599
21,728	Healthspring, Inc. *	576,444
8,517	Humana, Inc. *	466,220
		1,651,263

	Machinery: 2.9%
19,762	Actuant Corp.	526,064
3,781	Cummins, Inc.	415,948
10,749	Dresser-Rand Group, Inc. *	457,800
5,114	FMC Technologies, Inc. *	454,686
		1,854,498
	Medical Equipment: 1.4%
2,892	Alcon, Inc.	472,553
5,401	Edwards Lifesciences Corp. *	436,617
		909,170
	Merchant Wholesalers: 2.2%
15,127	AmerisourceBergen Corp.	516,133
6,990	Herbalife Ltd.	477,907
3,786	Polo Ralph Lauren Corp.	419,943
		1,413,983
	Mining: 2.6%
20,358	Allied Nevada Gold Corp. *	535,619
11,579	Companhia de Minas Buenaventura SA - ADR	566,908
13,517	Newcrest Mining Ltd. - ADR	562,983
		1,665,510

	Oil & Gas: 3.4%
7,586	Concho Resources, Inc. *	665,065
5,432	Core Laboratories NV	483,720
6,060	Pioneer Natural Resources Co.	526,129
11,259	Sunoco, Inc.	453,850
		2,128,764

	Online Retailers: 1.7%
21,015	eBay, Inc. *	584,847
2,700	Netflix, Inc. *	474,390
		1,059,237

	Paper Manufacturing: 0.9%
7,637	Clearwater Paper Corp. *	597,977

	Primary Metal Manufacturing: 0.8%
3,594	Precision Castparts Corp.	500,321

	Professional, Scientific & Technical Services: 9.6%
8,914	Cognizant Technology Solutions Corp. - Class A *	653,307
3,912	F5 Networks, Inc. *	509,186
23,745	Focus Media Holding Ltd. - ADR *	520,728
33,117	iGate Corp.	652,736
6,779	Infosys Technologies Ltd. - ADR	515,746
8,025	MAXIMUS, Inc.	526,280
26,823	NetScout Systems, Inc. *	617,197
24,993	Radiant Systems, Inc. *	489,113
9,736	Syntel, Inc.	465,283
16,451	VanceInfo Technologies, Inc. - ADR *	568,218
18,601	VeriSign, Inc. *	607,695
		6,125,489

	Rail Transportation: 1.6%
7,492	Canadian National Railway Co.	497,993
9,889	Genesee & Wyoming, Inc. - Class A *	523,623
		1,021,616
	Rental & Leasing Services: 0.7%
15,915	Textainer Group Holdings Ltd.	453,418

	Software & Publishing: 5.3%
13,884	Autodesk, Inc. *	530,369
61,755	Epicor Software Corp. *	623,725
13,395	Informatica Corp. *	589,782
17,679	Oracle Corp.	553,353
24,897	RightNow Technologies, Inc. *	589,312
16,459	SuccessFactors, Inc. *	476,652
		3,363,193
	Textile Products: 0.6%
24,679	Interface, Inc.	386,226

	Toys & Games: 0.7%
10,045	Hasbro, Inc.	473,923

	Transportation Equipment: 4.4%
7,265	Autoliv, Inc.	573,499
9,796	Magna International, Inc.	509,392
20,328	Tata Motors Ltd. - ADR	596,424
9,535	TRW Automotive Holdings Corp. *	502,494
12,192	Westinghouse Air Brake Technologies Corp.	644,835
		2,826,644
	Transportation Services: 1.8%
6,255	C.H. Robinson Worldwide, Inc.	501,589
31,672	UTi Worldwide, Inc.	671,446
		1,173,035
	TOTAL COMMON STOCKS
	(Cost $49,441,429)	56,920,363

	PREFERRED STOCKS: 2.7%
	Beverage & Tobacco Products: 1.0%
22,010	Companhia de Bebidas Das Americas - ADR	682,970

	Credit Intermediation: 0.9%
27,957	Banco Bradesco SA - ADR	567,248

	Food & Beverage Stores: 0.8%
11,758	Companhia Brasileira de Distribuicao - Class A - ADR	493,601
	TOTAL PREFERRED STOCKS
	(Cost $1,597,702)	1,743,819

	SHORT-TERM INVESTMENT: 8.4%
	Money Market Fund: 8.4%
5,366,343	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.008% ^	5,366,343
	TOTAL SHORT-TERM INVESTMENT
	(Cost $5,366,343)	5,366,343

	TOTAL INVESTMENTS IN SECURITIES: 100.0%
	(Cost $56,405,474)	64,030,525
	Other Assets in Excess of Liabilities: 0.0%#	23,204
	TOTAL NET ASSETS: 100.0%	$64,053,729

*	Non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt
#	Less than 0.05%
^	7-day yield as of December 31, 2010.

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows:

	Cost of investments	$56,378,979
	Gross unrealized appreciation	8,093,743
	Gross unrealized depreciation	(442,197)
	Net unrealized appreciation	$7,651,546

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)
CAN SLIM Select Growth Fund, (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$56,920,363	$ -	$ -	$56,920,363
Preferred Stocks^	1,743,819	-	-	1,743,819
Short-Term Investment	5,366,343	-	-	5,366,343
Total Investments in Securities	$64,030,525	$ -	$ -	$64,030,525

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric Falkeis
                                                Eric Falkeis, President

Date   February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric Falkeis
                                                  Eric Falkeis, President

Date February 23, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                              Patrick J. Rudnick, Treasurer

Date February 21, 2011

* Print the name and title of each signing officer under his or her signature.